Goodwill and Intangible Assets - Summary of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 3,679
2023	0
2024	0
2025	0
2026	$ 0